Premises and equipment-Summary of Premises and Equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,338,783	¥ 3,318,686
Less: Accumulated depreciation and amortization	1,527,325	1,462,438
Premises and equipment—net	1,811,458	1,856,248
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	569,337	557,943
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	737,144	657,774
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	414,201	442,302
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	222,296	228,383
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	23,441	73,164
Software
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,372,364	¥ 1,359,120